FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1903
                                tel 650/312-2000
                             franklintempleton.com



August 2, 2002

Filed Via EDGAR (CIK #0000916488)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton Global Investment Trust
             File Nos. 33-73244 and 811-8226

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 29, 2002.


Sincerely yours,

Templeton Global
  Investment Trust


/s/DAVID P. GOSS

David P. Goss
Associate General Counsel